Silent Partnerships (Details) - Schedule of Continuity of the Company’s Silent Partnerships - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Continuity of the Company’s Silent Partnerships [Line Items]
Balance beginning	$ 1,908,549	$ 1,940,119
Accretion	66,779	77,860
Effects of currency translation	30,090	(109,430)
Balance ending	1,030,166	1,908,549
Extinguished during the year	(926,585)
Gain on debt forgiveness – related party	(48,667)
3% SPAs [Member]
Schedule of Continuity of the Company’s Silent Partnerships [Line Items]
Balance beginning	537,359	528,849
Accretion	42,063	38,037
Effects of currency translation	16,835	(29,527)
Balance ending	596,257	537,359
Extinguished during the year
Gain on debt forgiveness – related party
3.5% SPAs [Member]
Schedule of Continuity of the Company’s Silent Partnerships [Line Items]
Balance beginning	43,938	43,271
Accretion	3,382	3,083
Effects of currency translation	1,375	(2,416)
Balance ending	48,695	43,938
Extinguished during the year
Gain on debt forgiveness – related party
8.5% SPAs [Member]
Schedule of Continuity of the Company’s Silent Partnerships [Line Items]
Balance beginning	909,703	935,081
Accretion	20,529	27,544
Effects of currency translation	11,608	(52,922)
Balance ending	385,214	909,703
Extinguished during the year	(507,959)
Gain on debt forgiveness – related party	(48,667)
8% SPAs [Member]
Schedule of Continuity of the Company’s Silent Partnerships [Line Items]
Balance beginning	417,549	432,918
Accretion	805	9,196
Effects of currency translation	272	(24,565)
Balance ending		$ 417,549
Extinguished during the year	(418,626)
Gain on debt forgiveness – related party